SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of Reconciliation of Operating Profit or Loss from Segments to Consolidated

	Year Ended December 31,
	2022	2021	2020
Segment operating income (loss)	(4,257)	(1,612)	269
Financial income (expense), net	236	145	(98)
Foreign Currency exchange (losses) gains, net	1,925	2,360	(1,359)
Income tax (expense) benefit	(837)	(193)	(516)
Consolidated net income (loss)	(2,933)	700	(1,704)

Schedule of Segment Reporting Information, by Segment

	HIFU	ESWL	DISTRIB	Reconciling	Total
2022	Division	Division	Division	Items	consolidated
Sales of goods	9,437	4,880	24,145	—	38,462
Sales of RPPs & leases	4,287	1,058	272	—	5,617
Sales of spare parts and services	1,909	5,630	3,491	—	11,030
Total sales	15,634	11,568	27,907	—	55,108
External other revenues	—	—	—	—	—
Total revenues	15,634	11,568	27,907	—	55,108
Total COS	(6,788)	(6,732)	(17,396)	—	(30,916)
Gross profit	8,846	4,836	10,511	—	24,193
R&D expenses	(3,525)	(950)	(444)	—	(4,920)
Selling and marketing expenses	(8,083)	(1,887)	(6,409)	—	(16,379)
G&A expenses	(2,131)	(1,077)	(1,690)	(2,254)	(7,152)
Total expenses	(13,739)	(3,914)	(8,543)	(2,254)	(28,450)
Operating income (loss) from operations	(4,894)	922	1,968	(2,254)	(4,257)
Total Assets	16,293	12,997	26,407	45,426	101,123
Capital expenditures	1,715	307	356	—	2,378
Non-current assets	4,269	2,149	4,187	—	10,605
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2021	Division	Division	Division	Items	consolidated
Sales of goods	4,515	4,236	20,289	—	29,040
Sales of RPPs & leases	3,679	1,022	267	—	4,968
Sales of spare parts and services	1,715	5,758	2,578	—	10,052
Total sales	9,910	11,016	23,134	—	44,060
External other revenues	6	—	—	—	6
Total revenues	9,915	11,016	23,134	—	44,065
Total COS	(5,311)	(6,080)	(14,252)	—	(25,643)
Gross profit	4,604	4,936	8,882	—	18,422
R&D expenses	(2,238)	(835)	(329)	—	(3,402)
Selling and marketing expenses	(3,910)	(2,048)	(4,774)	—	(10,732)
G&A expenses	(1,481)	(1,161)	(1,355)	(1,904)	(5,900)
Total expenses	(7,630)	(4,043)	(6,458)	(1,904)	(20,034)
Operating income (loss) from operations	(3,025)	893	2,424	(1,904)	(1,612)
Total Assets	13,597	13,596	25,344	24,690	77,226
Capital expenditures	1,234	141	261	—	1,636
Non-current assets	3,689	2,185	3,971	—	9,845
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2020	Division	Division	Division	Items	consolidated
Sales of goods	6,000	6,248	15,274	—	27,523
Sales of RPPs & leases	3,594	927	224	—	4,745
Sales of spare parts and services	1,831	5,707	1,844	—	9,382
Total sales	11,425	12,882	17,342	—	41,649
External other revenues	12	—	—	—	12
Total revenues	11,438	12,882	17,342	—	41,662
Total COS	(5,144)	(7,232)	(10,906)	—	(23,283)
Gross profit	6,293	5,649	6,436	—	18,379
R&D expenses	(2,583)	(1,555)	(358)	—	(4,496)
Selling and marketing expenses	(3,151)	(2,052)	(4,076)	0	(9,279)
G&A expenses	(1,005)	(964)	(900)	(1,465)	(4,335)
Total expenses	(6,738)	(4,572)	(5,335)	(1,465)	(18,110)
Operating income (loss) from operations	(445)	1,078	1,102	(1,465)	269
Total Assets	16,279	15,567	20,795	2,551	55,193
Capital expenditures	1,144	309	557	—	2,010
Non-current assets	3,706	2,466	3,628	—	9,801
Goodwill	645	496	1,271	—	2,412